Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax™ Universe Fund of Option Income ETFs (YMAX)

YieldMax™ Magnificent 7 Fund of Option Income ETFs (YMAG)

(the “Funds”)

listed on NYSE Arca, Inc.

June 28, 2024

Supplement to the Summary Prospectus, Prospectus and
Statement of Additional Information (“SAI”),
each dated January 16, 2024

Effective immediately, all references to Mick Brokaw in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Please retain this Supplement for future reference.